LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES.
LEASE LIABILITIES

11.LEASE LIABILITIES

	December 31, 2021	December 31, 2020
	$	$
Opening balance	1,076	609
New liabilities and modifications of leases	1,670	955
Lease write off	(15)	—
Principal repayment	(408)	(488)
Ending balance	2,323	1,076
Current portion	329	295
Non-current portion	1,994	781

The Company also has certain leases of assets with lease terms of 12 months or less. The Company applies the short-term lease assets recognition exemptions for these leases. The expenses related to short term leases were $339 for the year ended December 31, 2021 (December 31, 2020: $572).